                                December 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention:    Filing Desk
              Stop 1-4


         Re:         Claymore Securities Defined Portfolios, Series 141
                                    File No. 333-101539
                     --------------------------------------------------


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "REGISTRATION STATEMENT") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 4, 2002.

                                CLAYMORE SECURITIES, INC.




                                By: /s/ Nicholas Dalmaso
                                    Nicholas Dalmaso
                                    Executive Vice President and General Counsel



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